Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Capital Accumulation Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN: 36-3889635 Plan Number: 001

December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Number of Shares/Units Held		Current Value

Insurance company general account:
Empower Retirement, LLC*:
General Investment Account, contract value			$28,985,019

Mutual funds:
Fidelity Global EX US Index	65,080	units	1,214,389
Fidelity Small Cap Index	57,152	units	1,767,724
Global Equity Fund LSV Global Value	81,609	units	1,194,476
Total mutual funds			4,176,588

Non-pooled separate account:
Empower Trust Company, LLC*:
Hormel Foods Corporation Stock Fund*	55,792	units	3,219,586

Separate trust accounts:
Empower Trust Company, LLC*:
BlackRock Equity Index S&P 500	159,821	units	8,418,380
BlackRock LifePath Index 2030	1,192,152	units	27,810,143
BlackRock LifePath Index 2035	944,950	units	24,487,730
BlackRock LifePath Index 2040	594,714	units	16,921,894
BlackRock LifePath Index 2045	515,141	units	15,864,791
BlackRock LifePath Index 2050	398,491	units	12,962,722
BlackRock LifePath Index 2055	304,570	units	10,116,523
BlackRock LifePath Index 2060	253,330	units	7,028,772
BlackRock LifePath Index 2065	228,385	units	3,402,186
BlackRock LifePath Index 2070	74,960	units	886,628
BlackRock LifePath Index Retirement	1,113,072	units	20,894,133
BlackRock US Debt Index	60,643	units	769,300
Core Plus Bond Fund	166,253	units	1,709,325
Global Equity Fund CIT	744,343	units	10,750,282
Total separate trust accounts			162,022,809

Self-directed brokerage assets
Charles Schwab & Co.			251,526

Promissory notes*	Varying maturity dates with interest rates ranging from 4.75% to 10.50%		10,448,537
Total assets (held at end of year)			$209,104,065

*Indicates a party-in-interest to the Plan.